Significant accounting policies, estimates and judgements (Tables)	12 Months Ended
Dec. 31, 2022
Significant accounting policies, estimates and judgements
Schedule of foreign exchange rates used to translate the financial statements into Parent's functional currency

The main foreign exchange rates used to translate the financial statements into the parent’s functional currency are indicated below:

(currency amount for 1 €)	Annual average exchange rate 2022	Exchange rate at December 31, 2022	Annual average exchange rate 2021	Exchange rate at December 31, 2021	Annual average exchange rate 2020	Exchange rate at December 31, 2020
U.S. Dollar	1.05	1.07	1.18	1.13	1.14	1.23
Pound Sterling	0.85	0.89	0.86	0.84	0.89	0.90
Australian Dollar	1.52	1.57	1.57	1.56	1.66	1.59